Changes in Capital Accounts, Preferred Stock (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) Class $ / shares shares	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Mar. 01, 2023 $ / shares	Dec. 31, 2021 shares
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000		25,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01		$ 0.01
Payment of dividends on preferred shares | $		$ 915	$ 915
Series A Preferred Shares [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	1,250,000	1,250,000		1,250,000
Series B Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	1,200,000	1,200,000		1,200,000
Preferred stock, shares issued (in shares)	0	0		50,726
Preferred stock, shares outstanding (in shares)	0	0		50,726
Liquidation preference | $				$ 1,268
Dividend rate percentage		4.00%
Number of trading days used to calculate volume-weighted average price of common stock		10 days
Conversion price per share (in dollars per share) | $ / shares	$ 7.5	$ 7.5
Preferred stock, fixed liquidation preference per share (in dollars per share) | $ / shares	25	$ 25
Preferred stock, redemption period		15 months
Preferred stock, redemption price per share (in dollars per share) | $ / shares	$ 25	$ 25
Redemption of preferred shares (in shares)	50,726
Acuured dividends (in dollars per share) | $ / shares	$ 0.041	$ 0.041
Redemption of aggregate payment | $	$ 1,270	$ 1,270
Payment of dividends on preferred shares | $		$ 26	$ 26
Dividends paid per share (in dollars per share) | $ / shares		$ 0.5	$ 0.5
Accrued dividends payable | $	$ 0	$ 0		$ 2
Accrued dividends paid along with redemption | $		$ 2
Series C Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	1,587,314	1,587,314		1,587,314
Preferred stock, shares issued (in shares)	1,423,912	1,423,912		1,423,912
Preferred stock, shares outstanding (in shares)	1,423,912	1,423,912		1,423,912
Liquidation preference | $	$ 35,598	$ 35,598		$ 35,598
Dividend rate percentage		5.00%
Number of trading days used to calculate volume-weighted average price of common stock		10 days
Conversion price per share (in dollars per share) | $ / shares	$ 0.5	$ 0.5			$ 1.36
Number of shares issued upon conversion (in shares)						2
Preferred stock, fixed liquidation preference per share (in dollars per share) | $ / shares	25	$ 25
Preferred stock, redemption period		15 months
Preferred stock, redemption price per share (in dollars per share) | $ / shares	$ 25	$ 25
Payment of dividends on preferred shares | $		$ 889	$ 889
Dividends paid per share (in dollars per share) | $ / shares		$ 0.625	$ 0.625
Accrued dividends payable | $	$ 79	$ 79		$ 79
Multiplier used to determine number of votes		10
Number of voting classes | Class		1
Period after date of original issuance that shares can be converted to common shares		6 months
Maximum percentage of authorized preferred shares outstanding for mandatory conversion	25.00%	25.00%
Percentage of common stock conversion price	130.00%	130.00%
Maximum percentage of authorized preferred shares outstanding for redemption in shares of common stock	25.00%	25.00%
Series C Preferred Stock [Member] | Minimum [Member]
Preferred Stock [Abstract]
Conversion price per share (in dollars per share) | $ / shares	$ 0.5	$ 0.5
Series C Preferred Stock [Member] | Related Party [Member] | Mango [Member]
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares)	1,314,792	1,314,792		1,314,792
Payment of dividends on preferred shares | $		$ 822	$ 822
Accrued dividends payable | $	$ 68	$ 68		$ 68
Series C Preferred Stock [Member] | Related Party [Member] | Andreas Michalopoulos [Member]
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares)	56,342	56,342		56,342